40|86 SERIES TRUST

FOCUS 20 PORTFOLIO                                              EQUITY PORTFOLIO
BALANCED PORTFOLIO                                          HIGH YIELD PORTFOLIO
FIXED INCOME PORTFOLIO                           GOVERNMENT SECURITIES PORTFOLIO
MONEY MARKET PORTFOLIO

                        Supplement dated October 3, 2003
                       to the Prospectus dated May 1, 2003

              ALL REFERENCES TO CONSECO SERIES TRUST ARE CHANGED TO
                  40|86 SERIES TRUST THROUGHOUT THE PROSPECTUS.

           ALL REFERENCES TO CONSECO CAPITAL MANAGEMENT, INC. AND CCM
          ARE CHANGED TO 40|86 ADVISORS, INC. AND 40|86, RESPECTIVELY,
                           THROUGHOUT THE PROSPECTUS.

         ALL REFERENCES TO CONSECO 20 FOCUS PORTFOLIO ARE CHANGED TO FOCUS 20
                      PORTFOLIO THROUGHOUT THE PROSPECTUS.

The following replaces the first paragraph on Page 3 in its entirety:

     40|86 Advisors, Inc., ("40|86" and f.k.a. Conseco Capital Management, Inc.), is the Investment Adviser (the "Adviser") for all of the 40|86 Series Trust ("Series Trust") Portfolios. It directly manages all fixed-income Portfolios, and selects and supervises sub-advisers for the equity Portfolios. 40|86 also directly manages or supervises the sub-advisers of other affiliated mutual funds.

The first paragraph of the Investment Adviser and Sub-Advisers section on Page 20 is restated as follows:

     40|86 Advisors, Inc., ( "40|86" and f.k.a. Conseco Capital Management, Inc.), a registered investment adviser (the "Adviser") located at 535 N. College Avenue, Carmel, Indiana 46032, is a wholly-owned subsidiary of Conseco, Inc., a publicly held financial services company (NYSE:CNO) that is one of middle America's leading sources for supplemental health insurance, life insurance and annuities. As of June 20, 2003, 40|86 had over $26 billion in assets under management.

The information for portfolio manager, Michael J. Dunlop, is restated as follows:

         MICHAEL J. DUNLOP, SECOND VICE PRESIDENT
         MANAGER, STRUCTURED SECURITIES GROUP

     Mr. Dunlop is responsible for the portfolio management and trading of structured assets at 40|86 Advisors. Prior to joining 40|86 Advisors in July 2001, he worked at Colonial Management Association, Inc. Mr. Dunlop also worked in institutional fixed income sales for Lehman Brothers and Merrill Lynch.

                        Supplement dated October 3, 2003
                   to the Statement of Additional Information
                                dated May 1, 2003

       ALL REFERENCES TO CONSECO SERIES TRUST AND CST ARE CHANGED TO 40|86 SERIES TRUST AND SERIES TRUST, RESPECTIVELY, THROUGHOUT THE STATEMENT
                           OF ADDITIONAL INFORMATION.

         ALL REFERENCES TO CONSECO CAPITAL MANAGEMENT, INC. AND CCM ARE
      CHANGED TO 40|86 ADVISORS, INC. AND 40|86, RESPECTIVELY, THROUGHOUT
                    THE STATEMENT OF ADDITIONAL INFORMATION.

           ALL REFERENCES TO CONSECO 20 FOCUS PORTFOLIO ARE CHANGED TO
            FOCUS 20 PORTFOLIO THROUGHOUT THE STATEMENT OF ADDITIONAL
                                  INFORMATION.

The first paragraph of the Portfolio History section on page 1 is restated as follows:

     The 40|86 Series Trust (the "Trust" and f.k.a. Conseco Series Trust) was organized as a Massachusetts business trust on November 15, 1982. The Trust is a no-load, open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Trust is a "series" type of mutual fund that issues separate series of shares, each of which currently represents a separate diversified portfolio of investments. The Trust's series of shares are issued and redeemed at net asset value without a sales load. This SAI relates to the shares of seven portfolios ("Portfolios") of the Trust, each with its own investment objective or objectives and investment policies. There is no assurance that any of the Portfolios will achieve its investment objective. The various Portfolios may be used independently or in combination. 40|86 Advisors, Inc. is the Investment Adviser (the "Adviser") to 40|86 Series Trust.

The second paragraph of the Management: The Adviser section on Page 33 is removed in its entirety.

All disclosure for Maxwell E. Bublitz is removed in its entirety under the heading titled "Trustees and Officers of the Trust" and replaced with the following:

                                                                                             NUMBER OF         OTHER
                                                                                           PORTFOLIOS IN      DIRECTOR
  NAME, ADDRESS AND AGE      POSITION(S)                                                    FUND COMPLEX       SHIPS
                              HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY       HELD BY
                                TRUST      TIME SERVED           PAST 5 YEARS                 TRUSTEE         TRUSTEE
--------------------------- -------------- ------------ -------------------------------- ------------------- ----------
Robert L. Cook, 34**        Trustee        Since        Chartered Financial Analyst.     2 registered        None
535 N. College Avenue                      September    Senior Vice President,           investment
Carmel, IN 46032                           2003         Adviser.  Trustee of other       companies
                                                        investment company managed by    consisting of 8
                                                        the Adviser.                     portfolios.


The disclosure for Gregory J. Hahn is replaced in its entirety under heading titled "Trustees and Officers of the Trust" as follows:

                                                                                             NUMBER OF         OTHER
                                                                                           PORTFOLIOS IN      DIRECTOR
  NAME, ADDRESS AND AGE      POSITION(S)                                                    FUND COMPLEX       SHIPS
                              HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY       HELD BY
                                TRUST      TIME SERVED           PAST 5 YEARS                 TRUSTEE         TRUSTEE
--------------------------- -------------- ------------ -------------------------------- ------------------- ----------
Gregory J. Hahn, 42**       President      Since        Chartered Financial Analyst.     4 registered        None
535 N. College Avenue       and Trustee    December     Senior Vice President,           investment
Carmel, IN 46032                           1996         Adviser.  Trustee of other       companies
                                                        investment companies managed     consisting of 17
                                                        by the Adviser.                  portfolios.